Income (Loss) Per Common Share	12 Months Ended
Dec. 31, 2013
Earnings Per Share [Abstract]
Income (loss) per common share
Income (loss) per common share
Basic net income (loss) per share (“EPS”) is calculated by dividing net income (loss) attributable to common stockholders by the weighted average shares outstanding during the period. Diluted EPS is calculated by adjusting weighted average shares outstanding for the dilutive effect of common share equivalents outstanding for the period, determined using the treasury-stock method. For purposes of the diluted EPS calculation, stock options and nonvested stock awards are considered to be common stock equivalents. Class C Convertible Preferred shares are considered to be participating securities. During periods of net income, participating securities are allocated a proportional share of net income determined by dividing total weighted average participating securities by the sum of total weighted average common shares and participating securities (“the two-class method”). During periods of net loss, no effect is given to participating securities since they do not share in the losses of the Company.
The basic and diluted EPS calculations for the years ended December 31, 2013, 2012 and 2011 are presented below:

	Year ended December 31,
	2013	2012	2011
Loss from continuing operations	$(5,036)	$(14,582)	$(41,931)
Class B Senior Preferred stock deemed dividend	(1,836)	(4,480)	(4,188)
Accretion of beneficial conversion feature on Class C Convertible Preferred stock	—	(5,000)	—
Loss attributable to common stockholders, from continuing operations	(6,872)	(24,062)	(46,119)
Income (loss) from discontinued operations, net of tax	401	49	(202)
Loss attributable to common stockholders	$(6,471)	$(24,013)	$(46,321)

Weighted average common shares outstanding, basic and diluted	18,205,892	13,153,446	22,262,337
Basic and diluted EPS
Loss from continuing operations	$(0.38)	$(1.83)	$(2.07)
Income (loss) from discontinued operations	0.02	—	(0.01)
Net loss per share	$(0.36)	$(1.83)	$(2.08)

The following table provides the securities that could potentially dilute basic earnings per share in the future, but were not included in the computation of diluted earnings per share because to do so would have been anti-dilutive:

	Year ended December 31,
	2013	2012	2011
Stock option awards	714,484	772,851	910,189
Nonvested stock awards	427,993	396,073	668,779
Restricted stock units	10,000	—	—
Class C Convertible Preferred Stock (as converted basis)	—	4,454,889	—